Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following is a summary of the Nurse Travel division's operating results for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Revenues	$62,190	$49,642	$36,745
Income (loss) before income taxes	$7,172	$4,316	$(12,994)
Provision for income taxes	$2,930	$1,769	$987
Net income (loss)	$4,242	$2,547	$(13,981)